Hartford Life Insurance Company Separate Account Eleven:

333-72042	PremierSolutions (Standard – Series A)

333-151805	Premier Innovations

Supplement Dated April 17, 2009 to your Prospectus

SUPPLEMENT DATED APRIL 17, 2009 TO YOUR PROSPECTUS

FUND CLOSURE

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND –

Effective after the close of the New York Stock Exchange on June 1, 2009, the Fund will be closed to Contributions and incoming transfers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE